Summary of Significant Accounting Policies - Asset Table (details) (Western Gas Partners [Member])	Dec. 31, 2013
Gathering System [Member] | Operated [Member]
Assets [Line Items]
Assets, number of units	13
Gathering System [Member] | Operated Interest [Member]
Assets [Line Items]
Assets, number of units	1
Gathering System [Member] | Non Operated Interest [Member]
Assets [Line Items]
Assets, number of units	5
Gathering System [Member] | Equity Method Investments [Member]
Assets [Line Items]
Assets, number of units	2
Natural Gas Liquids Gathering System [Member] | Equity Method Investments [Member]
Assets [Line Items]
Assets, number of units	2
Natural Gas Treating Facilities [Member] | Operated [Member]
Assets [Line Items]
Assets, number of units	8
Natural Gas Treating Facilities [Member] | Equity Method Investments [Member]
Assets [Line Items]
Assets, number of units	1
Natural Gas Processing Plant [Member] | Operated [Member]
Assets [Line Items]
Assets, number of units	8
Natural Gas Processing Plant [Member] | Operated Interest [Member]
Assets [Line Items]
Assets, number of units	3
Natural Gas Processing Plant [Member] | Equity Method Investments [Member]
Assets [Line Items]
Assets, number of units	2
Natural Gas Liquids Pipeline [Member] | Operated [Member]
Assets [Line Items]
Assets, number of units	3
Natural Gas Liquids Pipeline [Member] | Equity Method Investments [Member]
Assets [Line Items]
Assets, number of units	2
Natural Gas Pipelines [Member] | Operated [Member]
Assets [Line Items]
Assets, number of units	3
Oil Pipeline [Member] | Equity Method Investments [Member]
Assets [Line Items]
Assets, number of units	1